Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	32
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.38663%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	0.34329%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$764,488.61

Principal:
Principal Collections	$10,958,165.77
Prepayments in Full	$4,696,633.95
Liquidation Proceeds	$161,988.99
Recoveries	$231,807.50
Sub Total	$16,048,596.21
Collections	$16,813,084.82

Purchase Amounts:
Purchase Amounts Related to Principal	$199,659.23
Purchase Amounts Related to Interest	$842.49
Sub Total	$200,501.72

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,013,586.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	32
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,013,586.54
Servicing Fee	$251,175.70	$251,175.70	$0.00	$0.00	$16,762,410.84
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,762,410.84
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$16,762,410.84
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$16,762,410.84
Interest - Class A-3 Notes	$183,830.78	$183,830.78	$0.00	$0.00	$16,578,580.06
Interest - Class A-4 Notes	$196,037.33	$196,037.33	$0.00	$0.00	$16,382,542.73
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,382,542.73
Interest - Class B Notes	$63,160.00	$63,160.00	$0.00	$0.00	$16,319,382.73
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,319,382.73
Interest - Class C Notes	$45,279.00	$45,279.00	$0.00	$0.00	$16,274,103.73
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,274,103.73
Regular Principal Payment	$14,618,956.05	$14,618,956.05	$0.00	$0.00	$1,655,147.68
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,655,147.68
Residual Released to Depositor	$0.00	$1,655,147.68	$0.00	$0.00	$0.00
Total		$17,013,586.54

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$14,618,956.05
Total					$14,618,956.05

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$14,618,956.05	$42.24	$183,830.78	$0.53	$14,802,786.83	$42.77
Class A-4 Notes	$0.00	$0.00	$196,037.33	$1.87	$196,037.33	$1.87
Class B Notes	$0.00	$0.00	$63,160.00	$2.00	$63,160.00	$2.00
Class C Notes	$0.00	$0.00	$45,279.00	$2.15	$45,279.00	$2.15
Total	$14,618,956.05	$13.89	$488,307.11	$0.46	$15,107,263.16	$14.35

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	32

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$98,922,392.30	0.2858533	$84,303,436.25	0.2436093
Class A-4 Notes	$105,020,000.00	1.0000000	$105,020,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$256,582,392.30	0.2437282	$241,963,436.25	0.2298416

Pool Information
Weighted Average APR	2.975%	2.971%
Weighted Average Remaining Term	31.07	30.24
Number of Receivables Outstanding	19,354	18,852
Pool Balance	$301,410,841.39	$285,187,250.52
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$279,527,054.71	$264,664,744.80
Pool Factor	0.2639170	0.2497116

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$20,522,505.72
Targeted Overcollateralization Amount	$43,223,814.27
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$43,223,814.27

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	32
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		50	$207,142.93
(Recoveries)		57	$231,807.50
Net Loss for Current Collection Period			$(24,664.57)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.0982%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1195%
Second Prior Collection Period			-0.0692%
Prior Collection Period			0.5074%
Current Collection Period			-0.1009%
Four Month Average (Current and Prior Three Collection Periods)			0.1142%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,787	$7,600,178.82
(Cumulative Recoveries)			$2,101,597.63
Cumulative Net Loss for All Collection Periods			$5,498,581.19
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4815%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,253.04
Average Net Loss for Receivables that have experienced a Realized Loss			$3,076.99

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.11%	157	$3,173,606.47
61-90 Days Delinquent	0.27%	32	$764,446.58
91-120 Days Delinquent	0.03%	4	$87,696.51
Over 120 Days Delinquent	0.11%	15	$313,936.21
Total Delinquent Receivables	1.52%	208	$4,339,685.77

Repossession Inventory:
Repossessed in the Current Collection Period		5	$102,915.57
Total Repossessed Inventory		9	$206,177.39

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2106%
Prior Collection Period			0.2480%
Current Collection Period			0.2705%
Three Month Average			0.2431%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4089%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	32

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	64	$1,340,007.52
2 Months Extended	83	$1,800,460.13
3+ Months Extended	13	$298,378.18

Total Receivables Extended	160	$3,438,845.83

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer